Schedule of Accounts Receivable and Allowance for Doubtful Accounts (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Accounts receivable	$ 53,781	$ 50,179	$ 39,806
Less allowance	(34,932)	(42,190)	(30,345)
Net accounts receivable	$ 18,849	$ 7,989	$ 9,461